UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Growth Discovery Fund

September 30, 2013

1.808775.109

CII-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.8%
Automobiles - 4.8%
Brilliance China Automotive Holdings Ltd.	402,000	$ 603
Harley-Davidson, Inc.	444,394	28,548
Tesla Motors, Inc. (a)(d)	109,192	21,120
		50,271
Diversified Consumer Services - 1.2%
Anhanguera Educacional Participacoes SA	596,800	3,571
H&R Block, Inc.	94,188	2,511
Kroton Educacional SA	413,500	5,879
		11,961
Hotels, Restaurants & Leisure - 3.9%
Bloomin' Brands, Inc. (a)	34,100	805
Chipotle Mexican Grill, Inc. (a)	19,031	8,159
Dunkin' Brands Group, Inc.	133,069	6,023
Starbucks Corp.	219,726	16,912
Texas Roadhouse, Inc. Class A	83,878	2,204
Yum! Brands, Inc.	81,936	5,849
		39,952
Household Durables - 0.8%
D.R. Horton, Inc.	55,464	1,078
Mohawk Industries, Inc. (a)	45,577	5,936
Toll Brothers, Inc. (a)	25,800	837
		7,851
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	47,468	14,840
TripAdvisor, Inc. (a)	36,683	2,782
		17,622
Leisure Equipment & Products - 0.0%
NJOY, Inc. (a)(e)	56,145	454
Media - 2.6%
Comcast Corp. Class A (special) (non-vtg.)	159,343	6,911
Discovery Communications, Inc. Class C (non-vtg.) (a)	48,884	3,819
Lions Gate Entertainment Corp. (a)(d)	472,398	16,558
		27,288
Multiline Retail - 0.4%
Dollarama, Inc.	44,390	3,607
Specialty Retail - 5.0%
CarMax, Inc. (a)	30,251	1,466
Chow Tai Fook Jewellery Group Ltd.	1,772,000	2,536
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Five Below, Inc. (a)	38,100	$ 1,667
Gap, Inc.	59,800	2,409
GNC Holdings, Inc.	161,844	8,842
Home Depot, Inc.	314,624	23,864
Lumber Liquidators Holdings, Inc. (a)	10,000	1,067
TJX Companies, Inc.	72,918	4,112
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	23,388	2,794
Urban Outfitters, Inc. (a)	66,957	2,462
Williams-Sonoma, Inc.	20,230	1,137
		52,356
Textiles, Apparel & Luxury Goods - 1.4%
ECLAT Textile Co. Ltd.	300,900	2,641
Michael Kors Holdings Ltd. (a)	71,200	5,306
NIKE, Inc. Class B	95,626	6,946
		14,893
TOTAL CONSUMER DISCRETIONARY		226,255
CONSUMER STAPLES - 7.6%
Beverages - 1.3%
Monster Beverage Corp. (a)	31,153	1,628
Remy Cointreau SA	4,700	501
SABMiller PLC	108,424	5,518
The Coca-Cola Co.	165,498	6,269
		13,916
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	48,100	5,537
Whole Foods Market, Inc.	128,930	7,542
		13,079
Food Products - 3.6%
Biostime International Holdings Ltd.	155,000	1,172
Green Mountain Coffee Roasters, Inc. (a)(d)	316,372	23,832
Mead Johnson Nutrition Co. Class A	24,590	1,826
The Hershey Co.	109,297	10,110
		36,940
Personal Products - 1.1%
Herbalife Ltd.	157,929	11,019
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Philip Morris International, Inc.	42,650	$ 3,693
TOTAL CONSUMER STAPLES		78,647
ENERGY - 4.9%
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	98,642	5,758
Dril-Quip, Inc. (a)	46,558	5,343
Frank's International NV	39,300	1,176
National Oilwell Varco, Inc.	63,439	4,955
Oceaneering International, Inc.	79,656	6,471
RigNet, Inc. (a)	8,106	294
		23,997
Oil, Gas & Consumable Fuels - 2.6%
Bonanza Creek Energy, Inc. (a)	164,002	7,915
Cobalt International Energy, Inc. (a)	118,591	2,948
Continental Resources, Inc. (a)	26,926	2,888
Kosmos Energy Ltd. (a)	183,989	1,891
Markwest Energy Partners LP	54,460	3,934
Noble Energy, Inc.	50,600	3,391
Pioneer Natural Resources Co.	24,000	4,531
		27,498
TOTAL ENERGY		51,495
FINANCIALS - 4.2%
Capital Markets - 2.0%
BlackRock, Inc. Class A	21,094	5,708
E*TRADE Financial Corp. (a)	185,280	3,057
Harvest Capital Credit Corp.	36,900	551
Invesco Ltd.	331,482	10,574
Virtus Investment Partners, Inc. (a)	4,715	767
		20,657
Commercial Banks - 0.6%
First Republic Bank	39,500	1,842
HDFC Bank Ltd. sponsored ADR	144,971	4,462
		6,304
Consumer Finance - 0.1%
Mahindra & Mahindra Financial Services Ltd.	136,100	560
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (a)	21,300	$ 2,418
McGraw-Hill Companies, Inc.	79,212	5,196
		7,614
Real Estate Investment Trusts - 0.5%
American Tower Corp.	71,280	5,284
Real Estate Management & Development - 0.3%
Leopalace21 Corp. (a)	73,800	544
Realogy Holdings Corp.	60,881	2,619
		3,163
TOTAL FINANCIALS		43,582
HEALTH CARE - 17.3%
Biotechnology - 10.5%
Acorda Therapeutics, Inc. (a)	31,467	1,079
Alexion Pharmaceuticals, Inc. (a)	40,094	4,657
Amgen, Inc.	81,314	9,102
Biogen Idec, Inc. (a)	70,579	16,993
BioMarin Pharmaceutical, Inc. (a)	154,974	11,192
Biovitrum AB (a)	350,226	3,488
Celgene Corp. (a)	41,517	6,391
Coronado Biosciences, Inc. (a)	21,713	152
Cytokinetics, Inc. (a)	80,116	608
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	73
Esperion Therapeutics, Inc. (d)	32,900	620
Gilead Sciences, Inc. (a)	398,560	25,046
Insmed, Inc. (a)	276,813	4,321
Kamada (a)	153,445	2,348
Ophthotech Corp.	26,845	798
Regeneron Pharmaceuticals, Inc. (a)	17,084	5,345
Theravance, Inc. (a)	297,051	12,146
Vanda Pharmaceuticals, Inc. (a)	102,242	1,122
Vertex Pharmaceuticals, Inc. (a)	50,234	3,809
		109,290
Health Care Equipment & Supplies - 0.6%
AxoGen, Inc. (a)	74,066	329
GI Dynamics, Inc. CDI (a)	161,679	124
The Cooper Companies, Inc.	43,107	5,591
		6,044
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.2%
Apollo Hospitals Enterprise Ltd.	107,562	$ 1,598
BioScrip, Inc. (a)	11,548	101
Express Scripts Holding Co. (a)	134,580	8,314
Qualicorp SA (a)	219,800	2,008
		12,021
Health Care Technology - 0.5%
Cerner Corp. (a)	104,160	5,474
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	86,626	7,002
Pharmaceuticals - 3.8%
Actavis, Inc.	59,582	8,580
Cadence Pharmaceuticals, Inc. (a)	208,678	1,317
Jazz Pharmaceuticals PLC (a)	37,500	3,449
Novo Nordisk A/S Series B	30,097	5,097
Pacira Pharmaceuticals, Inc. (a)	114,620	5,512
Perrigo Co.	43,100	5,318
Valeant Pharmaceuticals International, Inc. (Canada) (a)	102,651	10,703
		39,976
TOTAL HEALTH CARE		179,807
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.4%
United Technologies Corp.	137,112	14,783
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR	33,353	1,659
Building Products - 0.3%
A.O. Smith Corp.	61,344	2,773
Construction & Engineering - 0.2%
EMCOR Group, Inc.	56,442	2,209
Electrical Equipment - 1.7%
AMETEK, Inc.	98,645	4,540
Generac Holdings, Inc.	96,384	4,110
Hubbell, Inc. Class B	38,449	4,027
Roper Industries, Inc.	39,514	5,250
		17,927
Industrial Conglomerates - 1.0%
Danaher Corp.	154,050	10,679
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.6%
Graco, Inc.	11,716	$ 868
Haitian International Holdings Ltd.	61,000	140
Manitowoc Co., Inc.	219,854	4,305
Weg SA	83,600	1,018
		6,331
Professional Services - 0.9%
Equifax, Inc.	50,242	3,007
Verisk Analytics, Inc. (a)	92,867	6,033
		9,040
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	83,900	3,093
TOTAL INDUSTRIALS		68,494
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 2.1%
QUALCOMM, Inc.	319,463	21,519
Computers & Peripherals - 2.2%
Apple, Inc.	46,818	22,320
Internet Software & Services - 10.3%
Cornerstone OnDemand, Inc. (a)	57,003	2,932
CoStar Group, Inc. (a)	17,554	2,947
Facebook, Inc. Class A (a)	1,114,991	56,011
Google, Inc. Class A (a)	33,050	28,949
LinkedIn Corp. (a)	11,240	2,766
MercadoLibre, Inc.	5,120	691
Rocket Fuel, Inc.	8,100	435
SciQuest, Inc. (a)	47,446	1,066
SPS Commerce, Inc. (a)	56,372	3,772
Textura Corp.	36,700	1,581
Xoom Corp.	16,800	534
Yahoo!, Inc. (a)	169,519	5,621
		107,305
IT Services - 2.3%
FleetCor Technologies, Inc. (a)	54,900	6,048
Gartner, Inc. Class A (a)	17,500	1,050
Visa, Inc. Class A	87,624	16,745
		23,843
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.5%
ASML Holding NV	76,600	$ 7,565
Micron Technology, Inc. (a)	457,118	7,986
		15,551
Software - 7.7%
ANSYS, Inc. (a)	1,222	106
Citrix Systems, Inc. (a)	30,302	2,140
Computer Modelling Group Ltd.	123,500	2,890
Diligent Board Member Services, Inc. (a)	144,301	683
Electronic Arts, Inc. (a)	235,034	6,005
FireEye, Inc.	26,285	1,092
FleetMatics Group PLC	64,500	2,422
Microsoft Corp.	857,300	28,557
salesforce.com, Inc. (a)	325,364	16,890
ServiceNow, Inc. (a)	25,100	1,304
SolarWinds, Inc. (a)	151,616	5,316
SS&C Technologies Holdings, Inc. (a)	181,120	6,901
Tableau Software, Inc.	23,800	1,696
Ultimate Software Group, Inc. (a)	2,500	369
VMware, Inc. Class A (a)	34,175	2,765
Workday, Inc. Class A	14,600	1,182
		80,318
TOTAL INFORMATION TECHNOLOGY		270,856
MATERIALS - 3.9%
Chemicals - 2.4%
FMC Corp.	84,842	6,085
LyondellBasell Industries NV Class A	41,228	3,019
Monsanto Co.	91,242	9,523
Sherwin-Williams Co.	35,995	6,558
		25,185
Construction Materials - 1.5%
Eagle Materials, Inc.	96,475	6,999
James Hardie Industries PLC sponsored ADR	47,327	2,338
Vulcan Materials Co.	121,704	6,305
		15,642
TOTAL MATERIALS		40,827
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	78,540	$ 6,319
UTILITIES - 1.1%
Electric Utilities - 1.1%
ITC Holdings Corp.	119,431	11,210
TOTAL COMMON STOCKS (Cost $727,871)		977,492
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $1,108)	239,736	1,108
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.10% (b)	53,096,181	53,096
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	38,987,950	38,988
TOTAL MONEY MARKET FUNDS (Cost $92,084)		92,084
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $821,063)		1,070,684
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(31,833)
NET ASSETS - 100%		$ 1,038,851
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,562,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
NJOY, Inc.	9/11/13	$ 454
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	37
Total	$ 44
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 227,363	$ 225,801	$ -	$ 1,562
Consumer Staples	78,647	78,647	-	-
Energy	51,495	51,495	-	-
Financials	43,582	43,038	544	-
Health Care	179,807	174,637	5,170	-
Industrials	68,494	68,494	-	-
Information Technology	270,856	270,856	-	-
Materials	40,827	40,827	-	-
Telecommunication Services	6,319	6,319	-	-
Utilities	11,210	11,210	-	-
Money Market Funds	92,084	92,084	-	-
Total Investments in Securities:	$ 1,070,684	$ 1,063,408	$ 5,714	$ 1,562
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $823,531,000. Net unrealized appreciation aggregated $247,153,000, of which $257,219,000 related to appreciated investment securities and $10,066,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fifty

September 30, 2013

1.808769.109

FIF-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Internet & Catalog Retail - 4.0%
Amazon.com, Inc. (a)	7,000	$ 2,188,480
Netflix, Inc. (a)	40,000	12,368,400
priceline.com, Inc. (a)	13,800	13,951,110
		28,507,990
Media - 2.1%
CBS Corp. Class B	167,000	9,211,720
Twenty-First Century Fox, Inc. Class A	182,000	6,097,000
		15,308,720
Specialty Retail - 2.5%
Cabela's, Inc. Class A (a)	71,800	4,525,554
TJX Companies, Inc.	240,500	13,561,795
		18,087,349
Textiles, Apparel & Luxury Goods - 2.4%
PVH Corp.	145,000	17,210,050
TOTAL CONSUMER DISCRETIONARY		79,114,109
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 2.2%
Kroger Co.	382,400	15,426,016
ENERGY - 14.7%
Oil, Gas & Consumable Fuels - 14.7%
Cabot Oil & Gas Corp.	985,000	36,760,200
EOG Resources, Inc.	31,000	5,247,680
EQT Corp.	151,000	13,396,720
Noble Energy, Inc.	311,798	20,893,584
Pioneer Natural Resources Co.	155,500	29,358,400
		105,656,584
FINANCIALS - 19.4%
Capital Markets - 4.9%
Ameriprise Financial, Inc.	183,200	16,685,856
Morgan Stanley	363,000	9,782,850
The Blackstone Group LP	367,000	9,134,630
		35,603,336
Diversified Financial Services - 13.3%
Bank of America Corp.	2,421,200	33,412,560
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	696,000	$ 33,762,960
McGraw-Hill Companies, Inc.	431,000	28,269,290
		95,444,810
Insurance - 1.2%
American International Group, Inc.	175,000	8,510,250
TOTAL FINANCIALS		139,558,396
HEALTH CARE - 17.4%
Biotechnology - 11.3%
Amgen, Inc.	78,000	8,731,320
Biogen Idec, Inc. (a)	112,000	26,965,120
BioMarin Pharmaceutical, Inc. (a)	39,000	2,816,580
Gilead Sciences, Inc. (a)	382,000	24,004,880
Pharmacyclics, Inc. (a)	63,200	8,748,144
Regeneron Pharmaceuticals, Inc. (a)	14,000	4,380,180
Sarepta Therapeutics, Inc. (a)(d)	109,000	5,148,070
		80,794,294
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	400,000	4,696,000
The Cooper Companies, Inc.	126,327	16,383,349
Trinity Biotech PLC sponsored ADR	11,600	252,416
		21,331,765
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (a)	101,000	8,163,830
Pharmaceuticals - 2.0%
Warner Chilcott PLC	642,000	14,669,700
TOTAL HEALTH CARE		124,959,589
INDUSTRIALS - 6.9%
Electrical Equipment - 2.1%
Eaton Corp. PLC	222,300	15,303,132
Machinery - 4.5%
Cummins, Inc.	243,000	32,287,410
Road & Rail - 0.3%
Canadian Pacific Railway Ltd.	17,000	2,097,500
TOTAL INDUSTRIALS		49,688,042
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.0%
Internet Software & Services - 7.9%
Baidu.com, Inc. sponsored ADR (a)	19,000	$ 2,948,420
Facebook, Inc. Class A (a)	338,000	16,981,120
Google, Inc. Class A (a)	23,000	20,145,930
Web.com Group, Inc. (a)	151,000	4,883,340
Yahoo!, Inc. (a)	354,000	11,738,640
		56,697,450
IT Services - 7.6%
MasterCard, Inc. Class A	43,500	29,265,930
Visa, Inc. Class A	131,800	25,186,980
		54,452,910
Semiconductors & Semiconductor Equipment - 1.3%
Avago Technologies Ltd.	212,000	9,141,440
Software - 5.2%
Guidewire Software, Inc. (a)	78,000	3,674,580
salesforce.com, Inc. (a)	78,992	4,100,475
ServiceNow, Inc. (a)	225,000	11,688,750
Workday, Inc. Class A	219,600	17,772,228
		37,236,033
TOTAL INFORMATION TECHNOLOGY		157,527,833
MATERIALS - 6.1%
Chemicals - 6.1%
Eastman Chemical Co.	313,700	24,437,230
Ecolab, Inc.	194,000	19,159,440
		43,596,670
TOTAL COMMON STOCKS (Cost $609,150,301)		715,527,239
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	2,698,852	$ 2,698,852
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	3,901,175	3,901,175
TOTAL MONEY MARKET FUNDS (Cost $6,600,027)		6,600,027
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $615,750,328)		722,127,266
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(4,041,113)
NET ASSETS - 100%		$ 718,086,153
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,084
Fidelity Securities Lending Cash Central Fund	1,013
Total	$ 2,097
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $616,536,535. Net unrealized appreciation aggregated $105,590,731, of which $107,203,186 related to appreciated investment securities and $1,612,455 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mega Cap Stock Fund

September 30, 2013

1.808770.109

GII-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.8%
Ford Motor Co.	1,322,300	$ 22,307,201
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	94,600	9,101,466
Yum! Brands, Inc.	187,700	13,399,903
		22,501,369
Media - 4.3%
Comcast Corp. Class A (special) (non-vtg.)	1,213,100	52,612,147
The Walt Disney Co.	214,000	13,800,860
Time Warner, Inc.	617,200	40,617,932
Twenty-First Century Fox, Inc. Class A	199,500	6,683,250
		113,714,189
Multiline Retail - 1.8%
Target Corp.	767,900	49,130,242
Specialty Retail - 2.0%
Home Depot, Inc.	82,700	6,272,795
Lowe's Companies, Inc.	983,400	46,819,674
		53,092,469
TOTAL CONSUMER DISCRETIONARY		260,745,470
CONSUMER STAPLES - 10.7%
Beverages - 2.6%
PepsiCo, Inc.	326,600	25,964,700
SABMiller PLC	129,800	6,605,538
The Coca-Cola Co.	1,021,200	38,683,056
		71,253,294
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	312,800	17,751,400
Sysco Corp.	123,700	3,937,371
Walgreen Co.	827,000	44,492,600
		66,181,371
Food Products - 1.0%
Danone SA	126,000	9,484,344
Kellogg Co.	288,300	16,931,859
		26,416,203
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.7%
Kimberly-Clark Corp.	177,400	$ 16,714,628
Procter & Gamble Co.	735,000	55,558,650
		72,273,278
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	354,600	37,286,190
Philip Morris International, Inc.	151,930	13,155,619
		50,441,809
TOTAL CONSUMER STAPLES		286,565,955
ENERGY - 13.2%
Energy Equipment & Services - 2.2%
Halliburton Co.	451,142	21,722,487
National Oilwell Varco, Inc.	101,700	7,943,787
Schlumberger Ltd.	320,300	28,301,708
		57,967,982
Oil, Gas & Consumable Fuels - 11.0%
Apache Corp.	336,905	28,684,092
BG Group PLC	531,800	10,163,291
Canadian Natural Resources Ltd.	725,200	22,789,888
Chevron Corp.	535,900	65,111,850
Exxon Mobil Corp.	385,971	33,208,945
Imperial Oil Ltd.	24,800	1,088,980
Occidental Petroleum Corp.	660,000	61,736,400
Royal Dutch Shell PLC Class A sponsored ADR (d)	288,174	18,927,268
Suncor Energy, Inc.	892,500	31,911,825
The Williams Companies, Inc.	566,900	20,612,484
		294,235,023
TOTAL ENERGY		352,203,005
FINANCIALS - 19.4%
Capital Markets - 2.8%
Charles Schwab Corp.	1,129,700	23,881,858
Morgan Stanley	1,297,000	34,954,150
State Street Corp.	239,000	15,714,250
		74,550,258
Commercial Banks - 4.6%
PNC Financial Services Group, Inc.	265,800	19,257,210
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	513,167	$ 12,303,645
U.S. Bancorp	773,800	28,305,604
Wells Fargo & Co.	1,560,630	64,485,232
		124,351,691
Diversified Financial Services - 8.9%
Bank of America Corp.	4,075,700	56,244,660
Citigroup, Inc.	1,435,970	69,658,905
JPMorgan Chase & Co.	2,189,900	113,195,931
		239,099,496
Insurance - 3.1%
AFLAC, Inc.	104,700	6,490,353
AIA Group Ltd.	92,200	433,308
American International Group, Inc.	498,300	24,232,329
Marsh & McLennan Companies, Inc.	122,900	5,352,295
MetLife, Inc.	798,800	37,503,660
Prudential Financial, Inc.	97,900	7,634,242
		81,646,187
TOTAL FINANCIALS		519,647,632
HEALTH CARE - 11.4%
Biotechnology - 0.9%
Amgen, Inc.	217,390	24,334,637
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	239,900	7,962,281
Baxter International, Inc.	37,300	2,450,237
Intuitive Surgical, Inc. (a)	11,500	4,327,105
Stryker Corp.	100,935	6,822,197
		21,561,820
Health Care Providers & Services - 3.6%
Aetna, Inc.	240,200	15,377,604
Express Scripts Holding Co. (a)	187,900	11,608,462
McKesson Corp.	204,200	26,198,860
UnitedHealth Group, Inc.	397,200	28,443,492
WellPoint, Inc.	158,600	13,260,546
		94,888,964
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	106,700	9,832,405
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.7%
AbbVie, Inc.	265,200	$ 11,862,396
GlaxoSmithKline PLC sponsored ADR	440,300	22,089,851
Johnson & Johnson	542,300	47,011,987
Merck & Co., Inc.	1,213,500	57,774,735
Novartis AG sponsored ADR	59,700	4,579,587
Sanofi SA	68,035	6,890,373
Teva Pharmaceutical Industries Ltd. sponsored ADR	64,400	2,433,032
		152,641,961
TOTAL HEALTH CARE		303,259,787
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	137,900	11,451,216
Precision Castparts Corp.	21,200	4,817,488
The Boeing Co.	302,000	35,485,000
United Technologies Corp.	170,700	18,404,874
		70,158,578
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	397,200	36,292,164
Industrial Conglomerates - 3.9%
Danaher Corp.	178,500	12,373,620
General Electric Co.	3,699,100	88,371,499
Siemens AG sponsored ADR (d)	35,300	4,254,003
		104,999,122
Road & Rail - 1.9%
CSX Corp.	1,007,100	25,922,754
Norfolk Southern Corp.	174,000	13,458,900
Union Pacific Corp.	71,800	11,153,412
		50,535,066
TOTAL INDUSTRIALS		261,984,930
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 3.1%
Cisco Systems, Inc.	2,182,500	51,114,150
QUALCOMM, Inc.	480,800	32,386,688
		83,500,838
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.9%
Apple, Inc.	245,501	$ 117,042,598
EMC Corp.	565,600	14,456,736
		131,499,334
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	80,350	70,379,369
IT Services - 4.3%
Accenture PLC Class A	109,300	8,048,852
Cognizant Technology Solutions Corp. Class A (a)	280,300	23,018,236
IBM Corp.	101,400	18,777,252
MasterCard, Inc. Class A	53,100	35,724,618
Visa, Inc. Class A	157,100	30,021,810
		115,590,768
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	363,300	6,372,282
Broadcom Corp. Class A	395,700	10,292,157
Intel Corp.	223,200	5,115,744
		21,780,183
Software - 5.5%
Adobe Systems, Inc. (a)	263,100	13,665,414
Microsoft Corp.	2,662,900	88,701,199
Oracle Corp.	957,300	31,753,641
salesforce.com, Inc. (a)	132,400	6,872,884
VMware, Inc. Class A (a)	80,700	6,528,630
		147,521,768
TOTAL INFORMATION TECHNOLOGY		570,272,260
MATERIALS - 2.4%
Chemicals - 2.0%
E.I. du Pont de Nemours & Co.	298,100	17,456,736
Monsanto Co.	203,600	21,249,732
Potash Corp. of Saskatchewan, Inc.	87,900	2,748,662
Syngenta AG (Switzerland)	29,382	12,008,629
		53,463,759
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	125,100	4,138,308
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Grupo Mexico SA de CV Series B	943,800	$ 2,820,693
Southern Copper Corp.	162,100	4,415,604
		11,374,605
TOTAL MATERIALS		64,838,364
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	699,900	32,657,334
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	449,500	15,813,410
TOTAL TELECOMMUNICATION SERVICES		48,470,744
TOTAL COMMON STOCKS (Cost $2,173,613,277)		2,667,988,147
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,631,819)	32,400	2,099,196
Money Market Funds - 0.0%

Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $645,718)	645,718	645,718
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,175,890,814)		2,670,733,061
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,859,578
NET ASSETS - 100%		$ 2,672,592,639
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,230
Fidelity Securities Lending Cash Central Fund	8,977
Total	$ 10,207
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 260,745,470	$ 260,745,470	$ -	$ -
Consumer Staples	286,565,955	286,565,955	-	-
Energy	352,203,005	352,203,005	-	-
Financials	519,647,632	519,647,632	-	-
Health Care	303,259,787	296,369,414	6,890,373	-
Industrials	264,084,126	264,084,126	-	-
Information Technology	570,272,260	570,272,260	-	-
Materials	64,838,364	52,829,735	12,008,629	-
Telecommunication Services	48,470,744	48,470,744	-	-
Money Market Funds	645,718	645,718	-	-
Total Investments in Securities:	$ 2,670,733,061	$ 2,651,834,059	$ 18,899,002	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $2,182,419,261. Net unrealized appreciation aggregated $488,313,800, of which $510,494,060 related to appreciated investment securities and $22,180,260 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fund

September 30, 2013

1.808776.109

FID-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.1%
Automobiles - 1.1%
Ford Motor Co.	2,829,900	$ 47,740
Toyota Motor Corp. sponsored ADR (d)	130,000	16,644
		64,384
Hotels, Restaurants & Leisure - 1.8%
Bloomin' Brands, Inc. (a)	308,300	7,279
Starbucks Corp.	1,195,098	91,987
		99,266
Household Durables - 2.1%
D.R. Horton, Inc.	1,890,600	36,734
Ryland Group, Inc.	676,000	27,405
Sony Corp. sponsored ADR (d)	900,000	19,368
Whirlpool Corp.	234,100	34,282
		117,789
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	235,000	73,470
Rakuten, Inc.	1,000,000	15,180
		88,650
Media - 4.2%
CBS Corp. Class B	650,000	35,854
Comcast Corp. Class A	1,907,000	86,101
The Walt Disney Co.	523,800	33,780
Time Warner, Inc.	700,000	46,067
Twenty-First Century Fox, Inc. Class B	1,050,000	35,070
		236,872
Specialty Retail - 3.0%
Gap, Inc.	550,000	22,154
Home Depot, Inc.	1,164,800	88,350
TJX Companies, Inc.	1,068,900	60,275
		170,779
Textiles, Apparel & Luxury Goods - 1.3%
Ralph Lauren Corp.	255,873	42,150
VF Corp.	150,000	29,858
		72,008
TOTAL CONSUMER DISCRETIONARY		849,748
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.6%
Beverages - 1.7%
Beam, Inc.	169,300	$ 10,945
The Coca-Cola Co.	2,198,500	83,279
		94,224
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	400,000	46,048
CVS Caremark Corp.	1,746,700	99,125
Walgreen Co.	900,000	48,420
		193,593
Food Products - 2.0%
Bunge Ltd.	688,800	52,287
Mondelez International, Inc.	725,000	22,780
The Hershey Co.	375,000	34,688
		109,755
Household Products - 0.8%
Colgate-Palmolive Co.	210,800	12,500
Procter & Gamble Co.	400,000	30,236
		42,736
Tobacco - 0.7%
Japan Tobacco, Inc.	1,174,000	42,322
TOTAL CONSUMER STAPLES		482,630
ENERGY - 7.8%
Energy Equipment & Services - 2.1%
Ensco PLC Class A	426,900	22,946
Halliburton Co.	725,000	34,909
National Oilwell Varco, Inc.	200,000	15,622
Noble Corp.	600,000	22,662
Seadrill Ltd.	525,000	23,667
		119,806
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	1,078,350	100,276
Chevron Corp.	350,000	42,525
EOG Resources, Inc.	220,000	37,242
Marathon Oil Corp.	1,100,000	38,368
Occidental Petroleum Corp.	420,700	39,352
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Logistics LP	377,633	$ 21,903
The Williams Companies, Inc.	1,047,000	38,069
		317,735
TOTAL ENERGY		437,541
FINANCIALS - 19.2%
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	137,700	21,786
Invesco Ltd.	900,000	28,710
Morgan Stanley	1,798,700	48,475
UBS AG (NY Shares)	1,341,000	27,517
		126,488
Commercial Banks - 4.0%
M&T Bank Corp.	314,300	35,176
SunTrust Banks, Inc.	1,314,900	42,629
U.S. Bancorp	533,000	19,497
Wells Fargo & Co.	3,069,167	126,818
		224,120
Consumer Finance - 2.3%
American Express Co.	917,092	69,259
Discover Financial Services	1,173,400	59,304
		128,563
Diversified Financial Services - 8.3%
Bank of America Corp.	9,656,700	133,262
Berkshire Hathaway, Inc. Class B (a)	342,400	38,866
Citigroup, Inc.	3,152,510	152,928
JPMorgan Chase & Co.	2,107,000	108,911
McGraw-Hill Companies, Inc.	500,000	32,795
		466,762
Insurance - 1.9%
American International Group, Inc.	2,155,000	104,798
Real Estate Investment Trusts - 0.3%
American Tower Corp.	266,300	19,741
Real Estate Management & Development - 0.1%
Altisource Residential Corp. Class B	231,489	5,320
TOTAL FINANCIALS		1,075,792
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.4%
Biotechnology - 7.1%
Acorda Therapeutics, Inc. (a)	551,237	$ 18,896
Actelion Ltd.	125,000	8,874
Amgen, Inc.	1,074,700	120,302
Biogen Idec, Inc. (a)	434,600	104,634
BioMarin Pharmaceutical, Inc. (a)	381,400	27,545
Genmab A/S (a)	8,900	365
Gilead Sciences, Inc. (a)	1,214,800	76,338
Seattle Genetics, Inc. (a)	314,300	13,776
Theravance, Inc. (a)	646,233	26,424
		397,154
Health Care Providers & Services - 0.9%
HCA Holdings, Inc.	350,000	14,963
Henry Schein, Inc. (a)	351,300	36,430
		51,393
Pharmaceuticals - 4.4%
AbbVie, Inc.	1,000,000	44,730
Actavis, Inc.	325,000	46,800
AVANIR Pharmaceuticals Class A (a)	3,420,500	14,503
Johnson & Johnson	300,000	26,007
Mylan, Inc. (a)	750,000	28,628
Perrigo Co.	250,000	30,845
Pfizer, Inc.	1,529,400	43,909
Teva Pharmaceutical Industries Ltd. sponsored ADR	300,000	11,334
		246,756
TOTAL HEALTH CARE		695,303
INDUSTRIALS - 13.1%
Aerospace & Defense - 4.4%
General Dynamics Corp.	200,000	17,504
Honeywell International, Inc.	1,279,200	106,225
Textron, Inc.	2,208,600	60,979
The Boeing Co.	550,000	64,625
		249,333
Building Products - 1.2%
Armstrong World Industries, Inc. (a)	1,222,875	67,209
Electrical Equipment - 0.5%
Generac Holdings, Inc.	666,890	28,436
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.5%
3M Co.	575,000	$ 68,661
Danaher Corp.	991,900	68,759
		137,420
Machinery - 2.2%
Cummins, Inc.	539,000	71,617
Illinois Tool Works, Inc.	650,000	49,576
		121,193
Professional Services - 0.7%
Towers Watson & Co.	350,000	37,436
Road & Rail - 1.6%
Union Pacific Corp.	593,300	92,163
TOTAL INDUSTRIALS		733,190
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 1.5%
Cisco Systems, Inc.	3,500,000	81,970
Computers & Peripherals - 3.6%
Apple, Inc.	323,500	154,229
EMC Corp.	1,850,000	47,286
		201,515
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,172,738	90,746
Internet Software & Services - 4.0%
Facebook, Inc. Class A (a)	500,000	25,120
Google, Inc. Class A (a)	194,800	170,622
Yahoo!, Inc. (a)	850,000	28,186
		223,928
IT Services - 1.9%
Fidelity National Information Services, Inc.	410,700	19,073
Visa, Inc. Class A	467,600	89,358
		108,431
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV	202,427	19,992
NXP Semiconductors NV (a)	1,113,500	41,433
		61,425
Software - 1.8%
Adobe Systems, Inc. (a)	850,000	44,149
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Check Point Software Technologies Ltd. (a)	350,000	$ 19,796
Microsoft Corp.	1,100,000	36,641
		100,586
TOTAL INFORMATION TECHNOLOGY		868,601
MATERIALS - 5.8%
Chemicals - 3.0%
Celanese Corp. Class A	350,000	18,477
CF Industries Holdings, Inc.	75,000	15,812
Monsanto Co.	1,034,900	108,013
W.R. Grace & Co. (a)	298,100	26,054
		168,356
Construction Materials - 2.8%
Martin Marietta Materials, Inc.	762,000	74,806
Vulcan Materials Co.	1,572,954	81,495
		156,301
TOTAL MATERIALS		324,657
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	151,300	7,060
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	350,000	24,307
TOTAL TELECOMMUNICATION SERVICES		31,367
UTILITIES - 0.9%
Electric Utilities - 0.4%
Edison International	496,400	22,864
Multi-Utilities - 0.5%
Sempra Energy	343,200	29,378
TOTAL UTILITIES		52,242
TOTAL COMMON STOCKS (Cost $4,494,156)		5,551,071
Money Market Funds - 0.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	29,136,970	$ 29,137
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	14,034,875	14,035
TOTAL MONEY MARKET FUNDS (Cost $43,172)		43,172
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $4,537,328)		5,594,243
NET OTHER ASSETS (LIABILITIES) - 0.3%		14,138
NET ASSETS - 100%		$ 5,608,381
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	288
Total	$ 309
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 849,748	$ 834,568	$ 15,180	$ -
Consumer Staples	482,630	440,308	42,322	-
Energy	437,541	437,541	-	-
Financials	1,075,792	1,075,792	-	-
Health Care	695,303	695,303	-	-
Industrials	733,190	733,190	-	-
Information Technology	868,601	868,601	-	-
Materials	324,657	324,657	-	-
Telecommunication Services	31,367	7,060	24,307	-
Utilities	52,242	52,242	-	-
Money Market Funds	43,172	43,172	-	-
Total Investments in Securities:	$ 5,594,243	$ 5,512,434	$ 81,809	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $4,568,351,000. Net unrealized appreciation aggregated $1,025,892,000, of which $1,057,646,000 related to appreciated investment securities and $31,754,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Growth
& Income Fund
(formerly Fidelity Series
Mega Cap Fund)

September 30, 2013

1.951037.100

MHT-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 0.5%
Ford Motor Co.	643,010	$ 10,847,579
Distributors - 0.1%
LKQ Corp. (a)	91,100	2,902,446
Diversified Consumer Services - 0.3%
H&R Block, Inc.	259,575	6,920,270
Hotels, Restaurants & Leisure - 1.5%
Arcos Dorados Holdings, Inc. Class A	76,400	905,340
Darden Restaurants, Inc.	54,384	2,517,435
McDonald's Corp.	202,910	19,521,971
Wyndham Worldwide Corp.	20,000	1,219,400
Yum! Brands, Inc.	175,400	12,521,806
		36,685,952
Internet & Catalog Retail - 0.0%
Expedia, Inc.	15,100	782,029
Leisure Equipment & Products - 0.3%
Mattel, Inc.	185,200	7,752,472
Media - 3.2%
Comcast Corp. Class A (special) (non-vtg.)	989,200	42,901,604
Scripps Networks Interactive, Inc. Class A	30,589	2,389,307
Time Warner, Inc.	484,777	31,903,174
		77,194,085
Multiline Retail - 1.9%
Kohl's Corp.	87,400	4,522,950
Target Corp.	671,641	42,971,591
		47,494,541
Specialty Retail - 1.9%
American Eagle Outfitters, Inc.	129,900	1,817,301
H&M Hennes & Mauritz AB (B Shares)	73,578	3,195,360
Lowe's Companies, Inc.	792,900	37,749,969
Staples, Inc.	244,848	3,587,023
		46,349,653
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	28,700	3,113,132
Coach, Inc.	52,100	2,841,013
Li & Fung Ltd.	3,416,000	4,968,151
		10,922,296
TOTAL CONSUMER DISCRETIONARY		247,851,323
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 11.3%
Beverages - 2.8%
C&C Group PLC	130,200	$ 702,979
Coca-Cola Enterprises, Inc.	21,600	868,536
Molson Coors Brewing Co. Class B	110,500	5,539,365
PepsiCo, Inc.	264,300	21,011,850
Remy Cointreau SA	31,500	3,356,766
SABMiller PLC	85,600	4,356,194
The Coca-Cola Co.	872,995	33,069,051
		68,904,741
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	211,700	12,013,975
Jeronimo Martins SGPS SA	48,700	1,000,116
Sysco Corp.	96,028	3,056,571
Walgreen Co.	666,095	35,835,911
		51,906,573
Food Products - 1.1%
Danone SA	102,011	7,678,631
Kellogg Co.	272,773	16,019,958
Mead Johnson Nutrition Co. Class A	28,900	2,146,114
		25,844,703
Household Products - 2.7%
Kimberly-Clark Corp.	192,571	18,144,040
Procter & Gamble Co.	620,700	46,918,713
Svenska Cellulosa AB (SCA) (B Shares)	19,100	481,460
		65,544,213
Personal Products - 0.0%
Oriflame Cosmetics SA SDR	14,400	457,541
Tobacco - 2.6%
British American Tobacco PLC sponsored ADR	336,700	35,404,005
Lorillard, Inc.	489,138	21,903,600
Philip Morris International, Inc.	79,718	6,902,782
		64,210,387
TOTAL CONSUMER STAPLES		276,868,158
ENERGY - 12.3%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	104,600	5,622,250
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	229,807	$ 11,065,207
Schlumberger Ltd.	158,107	13,970,335
		30,657,792
Oil, Gas & Consumable Fuels - 11.0%
Access Midstream Partners LP	85,800	4,144,998
Apache Corp.	197,965	16,854,740
Atlas Pipeline Partners LP	220,300	8,547,640
BG Group PLC	370,200	7,074,935
BP PLC sponsored ADR	87,200	3,665,016
Canadian Natural Resources Ltd.	524,400	16,479,616
Chevron Corp.	512,000	62,208,000
ENI SpA (d)	109,800	2,524,102
Exxon Mobil Corp.	192,900	16,597,116
Imperial Oil Ltd.	39,200	1,721,291
Magellan Midstream Partners LP	10,400	586,872
Markwest Energy Partners LP	196,140	14,167,192
Occidental Petroleum Corp.	529,300	49,510,722
Peabody Energy Corp.	42,887	739,801
Royal Dutch Shell PLC Class A (United Kingdom)	552,635	18,217,909
Suncor Energy, Inc.	675,400	24,149,296
The Williams Companies, Inc.	562,100	20,437,956
Western Gas Partners LP	22,400	1,346,912
		268,974,114
TOTAL ENERGY		299,631,906
FINANCIALS - 18.6%
Capital Markets - 3.5%
Ashmore Group PLC	412,500	2,606,409
Charles Schwab Corp.	1,112,921	23,527,150
Greenhill & Co., Inc.	24,204	1,207,296
KKR & Co. LP	470,700	9,687,006
Morgan Stanley	756,200	20,379,590
Northern Trust Corp.	200,025	10,879,360
State Street Corp.	197,661	12,996,211
UBS AG	167,909	3,441,369
		84,724,391
Commercial Banks - 5.3%
BNP Paribas SA	44,300	2,996,563
Comerica, Inc.	267,300	10,507,563
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Erste Group Bank AG	82,600	$ 2,610,373
Nordea Bank AB	198,800	2,397,342
PNC Financial Services Group, Inc.	273,812	19,837,679
Standard Chartered PLC (United Kingdom)	459,732	11,022,493
SunTrust Banks, Inc.	133,600	4,331,312
U.S. Bancorp	688,629	25,190,049
Wells Fargo & Co.	1,221,496	50,472,215
		129,365,589
Consumer Finance - 0.2%
SLM Corp.	192,400	4,790,760
Diversified Financial Services - 7.4%
Bank of America Corp.	2,104,535	29,042,583
Citigroup, Inc.	1,015,483	49,261,080
JPMorgan Chase & Co.	1,755,025	90,717,234
KKR Financial Holdings LLC	694,074	7,169,784
NYSE Euronext	68,900	2,892,422
The NASDAQ Stock Market, Inc.	76,800	2,464,512
		181,547,615
Insurance - 1.9%
AFLAC, Inc.	24,450	1,515,656
Arthur J. Gallagher & Co.	56,200	2,453,130
Genworth Financial, Inc. Class A (a)	285,700	3,654,103
Marsh & McLennan Companies, Inc.	78,007	3,397,205
MetLife, Inc.	613,692	28,812,839
MetLife, Inc. unit	121,200	3,474,804
Prudential Financial, Inc.	41,980	3,273,600
The Travelers Companies, Inc.	5,800	491,666
		47,073,003
Real Estate Investment Trusts - 0.1%
BioMed Realty Trust, Inc.	84,986	1,579,890
Sun Communities, Inc.	19,448	828,874
		2,408,764
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	393,900	2,867,592
Radian Group, Inc.	156,500	2,180,045
		5,047,637
TOTAL FINANCIALS		454,957,759
Common Stocks - continued
	Shares	Value
HEALTH CARE - 11.9%
Biotechnology - 0.8%
Amgen, Inc.	185,500	$ 20,764,870
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	112,849	3,745,458
Baxter International, Inc.	24,900	1,635,681
ResMed, Inc. (d)	28,228	1,491,003
St. Jude Medical, Inc.	185,985	9,976,235
Stryker Corp.	119,900	8,104,041
Zimmer Holdings, Inc.	69,300	5,692,302
		30,644,720
Health Care Providers & Services - 3.2%
Aetna, Inc.	155,900	9,980,718
AmerisourceBergen Corp.	25,500	1,558,050
Fresenius Medical Care AG & Co. KGaA	35,440	2,304,132
McKesson Corp.	113,255	14,530,617
Patterson Companies, Inc.	41,334	1,661,627
Quest Diagnostics, Inc.	339,000	20,946,810
UnitedHealth Group, Inc.	238,242	17,060,510
WellPoint, Inc.	113,316	9,474,351
		77,516,815
Health Care Technology - 0.2%
Quality Systems, Inc.	212,488	4,617,364
Life Sciences Tools & Services - 0.0%
Lonza Group AG	4,626	378,530
Pharmaceuticals - 6.5%
AbbVie, Inc.	341,308	15,266,707
AstraZeneca PLC sponsored ADR	118,700	6,164,091
GlaxoSmithKline PLC sponsored ADR	433,800	21,763,746
Johnson & Johnson	429,538	37,236,649
Merck & Co., Inc.	956,700	45,548,487
Novartis AG sponsored ADR	140,654	10,789,568
Pfizer, Inc.	171,308	4,918,253
Sanofi SA	95,421	9,663,942
Teva Pharmaceutical Industries Ltd. sponsored ADR	170,069	6,425,207
		157,776,650
TOTAL HEALTH CARE		291,698,949
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	51,500	4,276,560
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	71,765	$ 4,869,973
The Boeing Co.	232,993	27,376,678
United Technologies Corp.	153,900	16,593,498
		53,116,709
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	185,400	11,042,424
United Parcel Service, Inc. Class B	319,445	29,187,690
		40,230,114
Building Products - 0.0%
Fagerhult AB	8,500	243,360
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	132,500	3,737,825
Ritchie Brothers Auctioneers, Inc.	132,800	2,673,921
		6,411,746
Electrical Equipment - 0.5%
Hubbell, Inc. Class B	99,200	10,390,208
Zumtobel AG	73,000	1,175,221
		11,565,429
Industrial Conglomerates - 3.1%
General Electric Co.	2,996,231	71,579,959
Siemens AG sponsored ADR	25,500	3,073,005
		74,652,964
Machinery - 0.9%
Andritz AG	30,500	1,793,037
Douglas Dynamics, Inc.	313,600	4,619,328
Ingersoll-Rand PLC	144,442	9,380,063
ITT Corp.	118,100	4,245,695
Pfeiffer Vacuum Technology AG	12,900	1,579,385
Xylem, Inc.	52,489	1,466,018
		23,083,526
Professional Services - 0.5%
Acacia Research Corp.	141,425	3,261,261
Amadeus Fire AG	17,116	1,114,932
Bureau Veritas SA	117,600	3,706,917
Dun & Bradstreet Corp.	19,568	2,032,137
Michael Page International PLC	390,200	3,109,833
		13,225,080
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.5%
CSX Corp.	850,428	$ 21,890,017
J.B. Hunt Transport Services, Inc.	80,300	5,856,279
Norfolk Southern Corp.	117,334	9,075,785
		36,822,081
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	36,766	1,355,562
Beijer (G&L) AG Series B	35,840	666,420
Brenntag AG	6,200	1,032,103
MSC Industrial Direct Co., Inc. Class A	91,807	7,468,499
W.W. Grainger, Inc.	30,300	7,929,813
Watsco, Inc.	12,100	1,140,667
		19,593,064
TOTAL INDUSTRIALS		278,944,073
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.3%
Cisco Systems, Inc.	1,546,300	36,214,346
QUALCOMM, Inc.	308,600	20,787,296
		57,001,642
Computers & Peripherals - 3.8%
Apple, Inc.	183,137	87,310,565
EMC Corp.	200,054	5,113,380
		92,423,945
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	49,105	43,011,561
IT Services - 5.6%
Accenture PLC Class A	47,200	3,475,808
Cognizant Technology Solutions Corp. Class A (a)	144,902	11,899,352
Fidelity National Information Services, Inc.	184,700	8,577,468
IBM Corp.	41,800	7,740,524
MasterCard, Inc. Class A	36,900	24,825,582
Paychex, Inc.	1,052,954	42,792,051
The Western Union Co.	726,500	13,556,490
Visa, Inc. Class A	124,500	23,791,950
		136,659,225
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	211,647	7,864,803
Analog Devices, Inc.	116,600	5,486,030
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	802,300	$ 14,072,342
Broadcom Corp. Class A	143,156	3,723,488
Maxim Integrated Products, Inc.	93,100	2,774,380
		33,921,043
Software - 3.1%
Dassault Systemes SA	1,900	253,649
Microsoft Corp.	1,986,391	66,166,684
Oracle Corp.	263,162	8,729,084
		75,149,417
TOTAL INFORMATION TECHNOLOGY		438,166,833
MATERIALS - 2.2%
Chemicals - 1.9%
Airgas, Inc.	64,400	6,829,620
E.I. du Pont de Nemours & Co.	131,070	7,675,459
FMC Corp.	67,102	4,812,555
Monsanto Co.	142,190	14,840,370
Potash Corp. of Saskatchewan, Inc.	64,800	2,026,317
Syngenta AG (Switzerland)	24,070	9,837,578
Tronox Ltd. Class A	20,200	494,294
		46,516,193
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	52,800	1,746,624
Grupo Mexico SA de CV Series B	599,600	1,791,998
Southern Copper Corp.	136,930	3,729,973
		7,268,595
TOTAL MATERIALS		53,784,788
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	76,600	2,403,708
Verizon Communications, Inc.	634,890	29,623,967
		32,027,675
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	517,900	18,219,722
TOTAL TELECOMMUNICATION SERVICES		50,247,397
Common Stocks - continued
	Shares	Value
UTILITIES - 1.0%
Electric Utilities - 0.7%
Ceske Energeticke Zavody A/S	25,200	$ 651,657
Duke Energy Corp.	51,200	3,419,136
EDF SA	68,600	2,169,793
Hawaiian Electric Industries, Inc.	147,200	3,694,720
ITC Holdings Corp.	25,500	2,393,430
Northeast Utilities	35,600	1,468,500
PPL Corp.	83,300	2,530,654
		16,327,890
Multi-Utilities - 0.3%
E.ON AG	104,041	1,850,887
National Grid PLC	36,600	432,341
PG&E Corp.	44,400	1,816,848
Sempra Energy	53,600	4,588,160
		8,688,236
TOTAL UTILITIES		25,016,126
TOTAL COMMON STOCKS (Cost $2,158,532,447)		2,417,167,312
Convertible Preferred Stocks - 0.2%

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	12,040	3,124,380
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	36,800	2,384,272
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,231,952)		5,508,652
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Peabody Energy Corp. 4.75% 12/15/41	$ 1,980,000	1,588,950
Convertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Volcano Corp. 1.75% 12/1/17	$ 1,210,000	$ 1,253,923
TOTAL CONVERTIBLE BONDS (Cost $2,723,274)		2,842,873
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.05% 11/7/13 (Cost $1,459,932)	1,460,000	1,459,962
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	20,797,637	20,797,637
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	3,917,700	3,917,700
TOTAL MONEY MARKET FUNDS (Cost $24,715,337)		24,715,337
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,192,662,942)		2,451,694,136
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(7,666,048)
NET ASSETS - 100%		$ 2,444,028,088
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,291
Fidelity Securities Lending Cash Central Fund	14,577
Total	$ 20,868
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 247,851,323	$ 247,851,323	$ -	$ -
Consumer Staples	276,868,158	276,868,158	-	-
Energy	299,631,906	278,889,895	20,742,011	-
Financials	454,957,759	448,041,586	6,916,173	-
Health Care	294,823,329	282,855,255	11,968,074	-
Industrials	281,328,345	281,328,345	-	-
Information Technology	438,166,833	438,166,833	-	-
Materials	53,784,788	43,947,210	9,837,578	-
Telecommunication Services	50,247,397	50,247,397	-	-
Utilities	25,016,126	24,583,785	432,341	-
Corporate Bonds	2,842,873	-	2,842,873	-
U.S. Government and Government Agency Obligations	1,459,962	-	1,459,962	-
Money Market Funds	24,715,337	24,715,337	-	-
Total Investments in Securities:	$ 2,451,694,136	$ 2,397,495,124	$ 54,199,012	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $2,194,257,058. Net unrealized appreciation aggregated $257,437,078, of which $281,646,859 related to appreciated investment securities and $24,209,781 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on November 8, 2013, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered securities and other assets, including accrued interest, valued at $2,210,665,953 in exchange for 175,851,233 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Series Growth & Income Fund
(formerly Fidelity Advisor
Series Mega Cap Fund)

September 30, 2013

1.950946.100

AMHTI-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Automobiles - 0.5%
Ford Motor Co.	198,766	$ 3,353,182
Distributors - 0.1%
LKQ Corp. (a)	28,100	895,266
Diversified Consumer Services - 0.3%
H&R Block, Inc.	80,300	2,140,798
Hotels, Restaurants & Leisure - 1.5%
Arcos Dorados Holdings, Inc. Class A	23,620	279,897
Darden Restaurants, Inc.	16,864	780,635
McDonald's Corp.	62,760	6,038,140
Wyndham Worldwide Corp.	6,200	378,014
Yum! Brands, Inc.	53,940	3,850,777
		11,327,463
Internet & Catalog Retail - 0.0%
Expedia, Inc.	4,800	248,592
Leisure Equipment & Products - 0.3%
Mattel, Inc.	57,290	2,398,159
Media - 3.1%
Comcast Corp. Class A (special) (non-vtg.)	300,690	13,040,925
Scripps Networks Interactive, Inc. Class A	9,425	736,187
Time Warner, Inc.	149,303	9,825,630
		23,602,742
Multiline Retail - 1.9%
Kohl's Corp.	26,930	1,393,628
Target Corp.	206,978	13,242,452
		14,636,080
Specialty Retail - 1.9%
American Eagle Outfitters, Inc.	36,200	506,438
H&M Hennes & Mauritz AB (B Shares)	22,800	990,163
Lowe's Companies, Inc.	244,800	11,654,928
Staples, Inc.	75,544	1,106,720
		14,258,249
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	8,800	954,549
Coach, Inc.	16,100	877,933
Li & Fung Ltd.	1,064,000	1,547,457
		3,379,939
TOTAL CONSUMER DISCRETIONARY		76,240,470
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 11.2%
Beverages - 2.8%
C&C Group PLC	42,000	$ 226,767
Coca-Cola Enterprises, Inc.	2,500	100,525
Molson Coors Brewing Co. Class B	34,050	1,706,927
PepsiCo, Inc.	81,260	6,460,170
Remy Cointreau SA	10,000	1,065,640
SABMiller PLC	25,725	1,309,148
The Coca-Cola Co.	267,665	10,139,150
		21,008,327
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	65,120	3,695,560
Jeronimo Martins SGPS SA	9,600	197,148
Sysco Corp.	29,463	937,807
Walgreen Co.	205,273	11,043,687
		15,874,202
Food Products - 1.0%
Danone SA	31,389	2,362,731
Kellogg Co.	81,800	4,804,114
Mead Johnson Nutrition Co. Class A	8,900	660,914
		7,827,759
Household Products - 2.7%
Kimberly-Clark Corp.	59,399	5,596,574
Procter & Gamble Co.	191,290	14,459,611
Svenska Cellulosa AB (SCA) (B Shares)	5,909	148,950
		20,205,135
Personal Products - 0.0%
Oriflame Cosmetics SA SDR	4,600	146,159
Tobacco - 2.6%
British American Tobacco PLC sponsored ADR	103,435	10,876,190
Lorillard, Inc.	150,364	6,733,300
Philip Morris International, Inc.	24,459	2,117,905
		19,727,395
TOTAL CONSUMER STAPLES		84,788,977
ENERGY - 12.2%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	32,240	1,732,900
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	70,824	$ 3,410,176
Schlumberger Ltd.	48,493	4,284,841
		9,427,917
Oil, Gas & Consumable Fuels - 10.9%
Access Midstream Partners LP	25,800	1,246,398
Apache Corp.	55,530	4,727,824
Atlas Pipeline Partners LP	67,025	2,600,570
BG Group PLC	110,510	2,111,969
BP PLC sponsored ADR	26,970	1,133,549
Canadian Natural Resources Ltd.	162,050	5,092,528
Chevron Corp.	158,560	19,265,040
ENI SpA (d)	33,800	777,000
Exxon Mobil Corp.	59,660	5,133,146
Imperial Oil Ltd.	12,100	531,317
Magellan Midstream Partners LP	3,300	186,219
Markwest Energy Partners LP	60,043	4,336,906
Occidental Petroleum Corp.	162,940	15,241,408
Peabody Energy Corp.	13,700	236,325
Royal Dutch Shell PLC Class A (United Kingdom)	170,871	5,632,854
Suncor Energy, Inc.	204,260	7,303,428
The Williams Companies, Inc.	172,690	6,279,008
Western Gas Partners LP	6,900	414,897
		82,250,386
TOTAL ENERGY		91,678,303
FINANCIALS - 18.8%
Capital Markets - 3.5%
Ashmore Group PLC	127,400	804,985
Charles Schwab Corp.	342,080	7,231,571
Greenhill & Co., Inc.	7,500	374,100
KKR & Co. LP	145,510	2,994,596
Morgan Stanley	233,840	6,301,988
Northern Trust Corp.	59,320	3,226,415
State Street Corp.	61,148	4,020,481
UBS AG	52,651	1,079,105
		26,033,241
Commercial Banks - 5.3%
BNP Paribas SA	10,700	723,775
Comerica, Inc.	82,080	3,226,565
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Erste Group Bank AG	25,500	$ 805,866
Nordea Bank AB	61,600	742,838
PNC Financial Services Group, Inc.	83,598	6,056,675
Standard Chartered PLC (United Kingdom)	142,106	3,407,121
SunTrust Banks, Inc.	41,200	1,335,704
U.S. Bancorp	212,221	7,763,044
Wells Fargo & Co.	377,697	15,606,440
		39,668,028
Consumer Finance - 0.2%
SLM Corp.	59,280	1,476,072
Diversified Financial Services - 7.4%
Bank of America Corp.	648,935	8,955,303
Citigroup, Inc.	313,897	15,227,143
JPMorgan Chase & Co.	542,455	28,039,501
KKR Financial Holdings LLC	219,016	2,262,435
NYSE Euronext	21,200	889,976
The NASDAQ Stock Market, Inc.	23,700	760,533
		56,134,891
Insurance - 1.8%
AFLAC, Inc.	7,530	466,785
Arthur J. Gallagher & Co.	17,320	756,018
Genworth Financial, Inc. Class A (a)	16,600	212,314
Marsh & McLennan Companies, Inc.	24,139	1,051,253
MetLife, Inc.	189,689	8,905,899
MetLife, Inc. unit	39,100	1,120,997
Prudential Financial, Inc.	13,260	1,034,015
The Travelers Companies, Inc.	1,800	152,586
		13,699,867
Real Estate Investment Trusts - 0.3%
BioMed Realty Trust, Inc.	26,760	497,468
Sun Communities, Inc.	47,500	2,024,450
		2,521,918
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	14,600	106,288
Radian Group, Inc.	149,665	2,084,833
		2,191,121
TOTAL FINANCIALS		141,725,138
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.1%
Biotechnology - 0.8%
Amgen, Inc.	56,370	$ 6,310,058
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	35,051	1,163,343
Baxter International, Inc.	7,700	505,813
ResMed, Inc. (d)	8,872	468,619
St. Jude Medical, Inc.	57,150	3,065,526
Stryker Corp.	37,120	2,508,941
Zimmer Holdings, Inc.	21,300	1,749,582
		9,461,824
Health Care Providers & Services - 3.2%
Aetna, Inc.	48,140	3,081,923
AmerisourceBergen Corp.	8,100	494,910
Fresenius Medical Care AG & Co. KGaA	10,900	708,664
McKesson Corp.	35,005	4,491,142
Patterson Companies, Inc.	12,825	515,565
Quest Diagnostics, Inc.	104,400	6,450,876
UnitedHealth Group, Inc.	72,678	5,204,472
WellPoint, Inc.	34,946	2,921,835
		23,869,387
Health Care Technology - 0.2%
Quality Systems, Inc.	65,700	1,427,661
Life Sciences Tools & Services - 0.2%
Lonza Group AG	18,034	1,475,663
Pharmaceuticals - 6.5%
AbbVie, Inc.	105,479	4,718,076
AstraZeneca PLC sponsored ADR	36,820	1,912,063
GlaxoSmithKline PLC sponsored ADR	134,079	6,726,743
Johnson & Johnson	132,756	11,508,618
Merck & Co., Inc.	293,640	13,980,200
Novartis AG sponsored ADR	43,420	3,330,748
Pfizer, Inc.	53,022	1,522,262
Sanofi SA	29,255	2,962,855
Teva Pharmaceutical Industries Ltd. sponsored ADR	52,600	1,987,228
		48,648,793
TOTAL HEALTH CARE		91,193,386
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	15,900	1,320,336
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	22,228	$ 1,508,392
The Boeing Co.	71,927	8,451,423
United Technologies Corp.	47,310	5,100,964
		16,381,115
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	56,140	3,343,698
United Parcel Service, Inc. Class B	98,800	9,027,356
		12,371,054
Building Products - 0.0%
Fagerhult AB	2,800	80,166
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	40,900	1,153,789
Ritchie Brothers Auctioneers, Inc.	41,000	825,533
		1,979,322
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	28,300	2,964,142
Zumtobel AG	23,000	370,275
		3,334,417
Industrial Conglomerates - 3.1%
General Electric Co.	920,388	21,988,069
Siemens AG sponsored ADR	7,900	952,029
		22,940,098
Machinery - 1.0%
Andritz AG	7,600	446,790
Douglas Dynamics, Inc.	100,200	1,475,946
Ingersoll-Rand PLC	44,630	2,898,272
ITT Corp.	36,780	1,322,241
Pfeiffer Vacuum Technology AG	4,300	526,462
Xylem, Inc.	16,655	465,174
		7,134,885
Professional Services - 0.5%
Acacia Research Corp.	44,900	1,035,394
Amadeus Fire AG	5,278	343,807
Bureau Veritas SA	35,100	1,106,401
Dun & Bradstreet Corp.	6,100	633,485
Michael Page International PLC	120,600	961,163
		4,080,250
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.5%
CSX Corp.	262,782	$ 6,764,009
J.B. Hunt Transport Services, Inc.	24,400	1,779,492
Norfolk Southern Corp.	36,316	2,809,043
		11,352,544
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	10,327	380,756
Beijer (G&L) AG Series B	11,416	212,273
Brenntag AG	2,000	332,936
MSC Industrial Direct Co., Inc. Class A	27,443	2,232,488
W.W. Grainger, Inc.	9,300	2,433,903
Watsco, Inc.	3,600	339,372
		5,931,728
TOTAL INDUSTRIALS		85,585,579
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.3%
Cisco Systems, Inc.	476,520	11,160,098
QUALCOMM, Inc.	94,840	6,388,422
		17,548,520
Computers & Peripherals - 3.8%
Apple, Inc.	56,309	26,845,316
EMC Corp.	62,006	1,584,873
		28,430,189
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	15,184	13,299,817
IT Services - 5.6%
Accenture PLC Class A	14,550	1,071,462
Cognizant Technology Solutions Corp. Class A (a)	44,558	3,659,103
Fidelity National Information Services, Inc.	57,061	2,649,913
IBM Corp.	12,860	2,381,415
MasterCard, Inc. Class A	11,311	7,609,815
Paychex, Inc.	325,466	13,226,938
The Western Union Co.	218,490	4,077,023
Visa, Inc. Class A	38,460	7,349,706
		42,025,375
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	65,370	2,429,149
Analog Devices, Inc.	35,800	1,684,390
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	248,020	$ 4,350,271
Broadcom Corp. Class A	44,193	1,149,460
Maxim Integrated Products, Inc.	27,300	813,540
		10,426,810
Software - 3.0%
Dassault Systemes SA	600	80,100
Microsoft Corp.	609,870	20,314,770
Oracle Corp.	80,838	2,681,396
		23,076,266
TOTAL INFORMATION TECHNOLOGY		134,806,977
MATERIALS - 2.2%
Chemicals - 1.9%
Airgas, Inc.	19,810	2,100,851
E.I. du Pont de Nemours & Co.	40,440	2,368,166
FMC Corp.	20,700	1,484,604
Monsanto Co.	43,345	4,523,918
Potash Corp. of Saskatchewan, Inc.	19,970	624,468
Syngenta AG (Switzerland)	7,389	3,019,936
Tronox Ltd. Class A	6,400	156,608
		14,278,551
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	16,270	538,212
Grupo Mexico SA de CV Series B	174,100	520,325
Southern Copper Corp.	39,657	1,080,257
		2,138,794
TOTAL MATERIALS		16,417,345
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	23,600	740,568
Verizon Communications, Inc.	196,280	9,158,425
		9,898,993
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	160,080	5,631,614
TOTAL TELECOMMUNICATION SERVICES		15,530,607
Common Stocks - continued
	Shares	Value
UTILITIES - 1.0%
Electric Utilities - 0.7%
Ceske Energeticke Zavody A/S	8,000	$ 206,875
Duke Energy Corp.	15,840	1,057,795
EDF SA	21,200	670,548
Hawaiian Electric Industries, Inc.	45,129	1,132,738
ITC Holdings Corp.	7,900	741,494
Northeast Utilities	10,970	452,513
PPL Corp.	25,800	783,804
		5,045,767
Multi-Utilities - 0.3%
E.ON AG	32,833	584,098
National Grid PLC	12,000	141,751
PG&E Corp.	13,770	563,468
Sempra Energy	16,570	1,418,392
		2,707,709
TOTAL UTILITIES		7,753,476
TOTAL COMMON STOCKS (Cost $718,794,173)		745,720,258
Convertible Preferred Stocks - 0.7%

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Alere, Inc. 3.00%	17,210	4,465,995
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	12,500	809,875
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,294,697)		5,275,870
Convertible Bonds - 0.2%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 820,000	$ 574,328
Peabody Energy Corp. 4.75% 12/15/41	620,000	497,550
		1,071,878
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Volcano Corp. 1.75% 12/1/17	380,000	393,794
TOTAL CONVERTIBLE BONDS (Cost $1,433,397)		1,465,672
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.05% 11/7/13 (Cost $79,996)	80,000	79,998
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	2,941,670	2,941,670
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,277,100	1,277,100
TOTAL MONEY MARKET FUNDS (Cost $4,218,770)		4,218,770
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $729,821,033)		756,760,568
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,218,870)
NET ASSETS - 100%		$ 753,541,698
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 578
Fidelity Securities Lending Cash Central Fund	4,091
Total	$ 4,669
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 76,240,470	$ 76,240,470	$ -	$ -
Consumer Staples	84,788,977	84,788,977	-	-
Energy	91,678,303	85,268,449	6,409,854	-
Financials	141,725,138	139,525,036	2,200,102	-
Health Care	95,659,381	91,987,862	3,671,519	-
Industrials	86,395,454	86,395,454	-	-
Information Technology	134,806,977	134,806,977	-	-
Materials	16,417,345	13,397,409	3,019,936	-
Telecommunication Services	15,530,607	15,530,607	-	-
Utilities	7,753,476	7,611,725	141,751	-
Corporate Bonds	1,465,672	-	1,465,672	-
U.S. Government and Government Agency Obligations	79,998	-	79,998	-
Money Market Funds	4,218,770	4,218,770	-	-
Total Investments in Securities:	$ 756,760,568	$ 739,771,736	$ 16,988,832	$ -

During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered securities, including accrued interest, valued at $565,602,599 in exchange for 47,609,646 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $730,063,099. Net unrealized appreciation aggregated $26,697,469, of which $37,087,537 related to appreciated investment securities and $10,390,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on November 8, 2013, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered securities and other assets, including accrued interest, valued at $418,948,488 in exchange for 33,144,659 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mega Cap
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

September 30, 2013

Class A, Class T, Class B, Class C,
Institutional Class and Class Z
are classes of
Fidelity® Mega Cap Stock Fund

1.864816.105

AGII-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.8%
Ford Motor Co.	1,322,300	$ 22,307,201
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.	94,600	9,101,466
Yum! Brands, Inc.	187,700	13,399,903
		22,501,369
Media - 4.3%
Comcast Corp. Class A (special) (non-vtg.)	1,213,100	52,612,147
The Walt Disney Co.	214,000	13,800,860
Time Warner, Inc.	617,200	40,617,932
Twenty-First Century Fox, Inc. Class A	199,500	6,683,250
		113,714,189
Multiline Retail - 1.8%
Target Corp.	767,900	49,130,242
Specialty Retail - 2.0%
Home Depot, Inc.	82,700	6,272,795
Lowe's Companies, Inc.	983,400	46,819,674
		53,092,469
TOTAL CONSUMER DISCRETIONARY		260,745,470
CONSUMER STAPLES - 10.7%
Beverages - 2.6%
PepsiCo, Inc.	326,600	25,964,700
SABMiller PLC	129,800	6,605,538
The Coca-Cola Co.	1,021,200	38,683,056
		71,253,294
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	312,800	17,751,400
Sysco Corp.	123,700	3,937,371
Walgreen Co.	827,000	44,492,600
		66,181,371
Food Products - 1.0%
Danone SA	126,000	9,484,344
Kellogg Co.	288,300	16,931,859
		26,416,203
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.7%
Kimberly-Clark Corp.	177,400	$ 16,714,628
Procter & Gamble Co.	735,000	55,558,650
		72,273,278
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	354,600	37,286,190
Philip Morris International, Inc.	151,930	13,155,619
		50,441,809
TOTAL CONSUMER STAPLES		286,565,955
ENERGY - 13.2%
Energy Equipment & Services - 2.2%
Halliburton Co.	451,142	21,722,487
National Oilwell Varco, Inc.	101,700	7,943,787
Schlumberger Ltd.	320,300	28,301,708
		57,967,982
Oil, Gas & Consumable Fuels - 11.0%
Apache Corp.	336,905	28,684,092
BG Group PLC	531,800	10,163,291
Canadian Natural Resources Ltd.	725,200	22,789,888
Chevron Corp.	535,900	65,111,850
Exxon Mobil Corp.	385,971	33,208,945
Imperial Oil Ltd.	24,800	1,088,980
Occidental Petroleum Corp.	660,000	61,736,400
Royal Dutch Shell PLC Class A sponsored ADR (d)	288,174	18,927,268
Suncor Energy, Inc.	892,500	31,911,825
The Williams Companies, Inc.	566,900	20,612,484
		294,235,023
TOTAL ENERGY		352,203,005
FINANCIALS - 19.4%
Capital Markets - 2.8%
Charles Schwab Corp.	1,129,700	23,881,858
Morgan Stanley	1,297,000	34,954,150
State Street Corp.	239,000	15,714,250
		74,550,258
Commercial Banks - 4.6%
PNC Financial Services Group, Inc.	265,800	19,257,210
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	513,167	$ 12,303,645
U.S. Bancorp	773,800	28,305,604
Wells Fargo & Co.	1,560,630	64,485,232
		124,351,691
Diversified Financial Services - 8.9%
Bank of America Corp.	4,075,700	56,244,660
Citigroup, Inc.	1,435,970	69,658,905
JPMorgan Chase & Co.	2,189,900	113,195,931
		239,099,496
Insurance - 3.1%
AFLAC, Inc.	104,700	6,490,353
AIA Group Ltd.	92,200	433,308
American International Group, Inc.	498,300	24,232,329
Marsh & McLennan Companies, Inc.	122,900	5,352,295
MetLife, Inc.	798,800	37,503,660
Prudential Financial, Inc.	97,900	7,634,242
		81,646,187
TOTAL FINANCIALS		519,647,632
HEALTH CARE - 11.4%
Biotechnology - 0.9%
Amgen, Inc.	217,390	24,334,637
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	239,900	7,962,281
Baxter International, Inc.	37,300	2,450,237
Intuitive Surgical, Inc. (a)	11,500	4,327,105
Stryker Corp.	100,935	6,822,197
		21,561,820
Health Care Providers & Services - 3.6%
Aetna, Inc.	240,200	15,377,604
Express Scripts Holding Co. (a)	187,900	11,608,462
McKesson Corp.	204,200	26,198,860
UnitedHealth Group, Inc.	397,200	28,443,492
WellPoint, Inc.	158,600	13,260,546
		94,888,964
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	106,700	9,832,405
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.7%
AbbVie, Inc.	265,200	$ 11,862,396
GlaxoSmithKline PLC sponsored ADR	440,300	22,089,851
Johnson & Johnson	542,300	47,011,987
Merck & Co., Inc.	1,213,500	57,774,735
Novartis AG sponsored ADR	59,700	4,579,587
Sanofi SA	68,035	6,890,373
Teva Pharmaceutical Industries Ltd. sponsored ADR	64,400	2,433,032
		152,641,961
TOTAL HEALTH CARE		303,259,787
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	137,900	11,451,216
Precision Castparts Corp.	21,200	4,817,488
The Boeing Co.	302,000	35,485,000
United Technologies Corp.	170,700	18,404,874
		70,158,578
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	397,200	36,292,164
Industrial Conglomerates - 3.9%
Danaher Corp.	178,500	12,373,620
General Electric Co.	3,699,100	88,371,499
Siemens AG sponsored ADR (d)	35,300	4,254,003
		104,999,122
Road & Rail - 1.9%
CSX Corp.	1,007,100	25,922,754
Norfolk Southern Corp.	174,000	13,458,900
Union Pacific Corp.	71,800	11,153,412
		50,535,066
TOTAL INDUSTRIALS		261,984,930
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 3.1%
Cisco Systems, Inc.	2,182,500	51,114,150
QUALCOMM, Inc.	480,800	32,386,688
		83,500,838
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.9%
Apple, Inc.	245,501	$ 117,042,598
EMC Corp.	565,600	14,456,736
		131,499,334
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	80,350	70,379,369
IT Services - 4.3%
Accenture PLC Class A	109,300	8,048,852
Cognizant Technology Solutions Corp. Class A (a)	280,300	23,018,236
IBM Corp.	101,400	18,777,252
MasterCard, Inc. Class A	53,100	35,724,618
Visa, Inc. Class A	157,100	30,021,810
		115,590,768
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	363,300	6,372,282
Broadcom Corp. Class A	395,700	10,292,157
Intel Corp.	223,200	5,115,744
		21,780,183
Software - 5.5%
Adobe Systems, Inc. (a)	263,100	13,665,414
Microsoft Corp.	2,662,900	88,701,199
Oracle Corp.	957,300	31,753,641
salesforce.com, Inc. (a)	132,400	6,872,884
VMware, Inc. Class A (a)	80,700	6,528,630
		147,521,768
TOTAL INFORMATION TECHNOLOGY		570,272,260
MATERIALS - 2.4%
Chemicals - 2.0%
E.I. du Pont de Nemours & Co.	298,100	17,456,736
Monsanto Co.	203,600	21,249,732
Potash Corp. of Saskatchewan, Inc.	87,900	2,748,662
Syngenta AG (Switzerland)	29,382	12,008,629
		53,463,759
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	125,100	4,138,308
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Grupo Mexico SA de CV Series B	943,800	$ 2,820,693
Southern Copper Corp.	162,100	4,415,604
		11,374,605
TOTAL MATERIALS		64,838,364
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	699,900	32,657,334
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	449,500	15,813,410
TOTAL TELECOMMUNICATION SERVICES		48,470,744
TOTAL COMMON STOCKS (Cost $2,173,613,277)		2,667,988,147
Convertible Preferred Stocks - 0.1%

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $1,631,819)	32,400	2,099,196
Money Market Funds - 0.0%

Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $645,718)	645,718	645,718
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,175,890,814)		2,670,733,061
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,859,578
NET ASSETS - 100%		$ 2,672,592,639
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,230
Fidelity Securities Lending Cash Central Fund	8,977
Total	$ 10,207
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 260,745,470	$ 260,745,470	$ -	$ -
Consumer Staples	286,565,955	286,565,955	-	-
Energy	352,203,005	352,203,005	-	-
Financials	519,647,632	519,647,632	-	-
Health Care	303,259,787	296,369,414	6,890,373	-
Industrials	264,084,126	264,084,126	-	-
Information Technology	570,272,260	570,272,260	-	-
Materials	64,838,364	52,829,735	12,008,629	-
Telecommunication Services	48,470,744	48,470,744	-	-
Money Market Funds	645,718	645,718	-	-
Total Investments in Securities:	$ 2,670,733,061	$ 2,651,834,059	$ 18,899,002	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $2,182,419,261. Net unrealized appreciation aggregated $488,313,800, of which $510,494,060 related to appreciated investment securities and $22,180,260 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013